Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	629,416	533,837
Less billings to date	(585,794)	(508,026)
Costs in excess of billings on uncompleted contracts	43,622	25,811
Contracts receivable [Abstract]
Unbilled revenue	43,622	32,168
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	0	(6,357)
Unbilled contracts receivable	43,622	25,811